Defined Contribution Plan (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Vesting period			2 years		2 years
Employer contribution made	$ 0.1	$ 0.1	$ 0.1	$ 0.2	$ 0.3	$ 0.3	$ 0.2